Summary Prospectus and
Prospectus Supplement

April 28, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 28, 2023 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 28, 2023

Sustainable Emerging Markets Portfolio (the "Fund")

Important Notice Regarding Change in Fund Name and Investment Policy

As previously announced, at a meeting held on April 19-20, 2023, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved various changes to the Fund, including changing its name from "Sustainable Emerging Markets Portfolio" to "Emerging Markets ex China Portfolio" and modifying its non-fundamental investment policy pursuant to Rule 35d-1, each change effective June 21, 2023 (the "Effective Date").

In connection with these changes, there will not be any changes to the Fund's investment objective, investment process, portfolio holdings or portfolio management team.

The Fund has a policy that provides, under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of issuers located in emerging market countries that satisfy Morgan Stanley Investment Management Inc.'s (the "Adviser") sustainability and/or environmental, social and governance ("ESG") criteria. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days' notice in writing of any changes. At the meeting held on April 19-20, 2023, the Board approved modifying this policy to provide that, under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of issuers located in emerging market countries excluding China and Hong Kong. This change will be effective on the Effective Date.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

All references to "Sustainable Emerging Markets Portfolio" will be deleted and replaced with "Emerging Markets ex China Portfolio."

The sections of the Summary Prospectus entitled "Principal Investment Strategies" and the Prospectus entitled "Fund Summary—Principal Investment Strategies" will be deleted in their entirety and replaced with the following:

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), seek to achieve the Fund's investment objective, under normal circumstances, by investing at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity securities of issuers located in emerging market countries excluding China and Hong Kong. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Adviser's and/or Sub-Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser and/or Sub-Adviser allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To seek to manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The Adviser and/or Sub-Adviser consider sustainability and/or integrate environmental, social and governance ("ESG") criteria into their investment decision-making process. The Adviser and/or Sub-Adviser define sustainability as economic activities that contribute positively to an environmental or social objective. Such economic activities may include themes such as, but are not limited to, climate change, energy transition, sustainable development, sustainable production, circular economy, waste and water management, decent work and innovation and access, affordability and economic growth. The Adviser and/or Sub-Adviser believe that monitoring ESG criteria helps build a more complete picture of the quality of company management and the opportunities and risks facing companies. The Adviser and/or Sub-Adviser seek to engage directly with company management to gain insights on how each company addresses material ESG issues and how these may affect long-term financial performance.

The Fund seeks to achieve a lower carbon footprint than the MSCI Emerging Markets ex China Index in aggregate at the portfolio level, although the Fund may invest in companies that have fossil fuel exposure. The Adviser and/or Sub-Adviser generally measure the carbon footprint of each portfolio company by calculating the company's weighted average carbon intensity, which is the sum of the company's carbon intensity multiplied by the company's weight within the portfolio. The Adviser and/or Sub-Adviser define carbon intensity for this purpose as tons of carbon dioxide produced by the company per $1 million of the company's sales.

Investments shall not include any company whose core business activity (as defined by more than 10% of company revenue based on MSCI ESG Business Involvement Screening Research unless otherwise noted), according to the Adviser's and/or Sub-Adviser's methodology, involve the following:

a) Thermal coal mining;

b) Oil sands;

c) Arctic oil & gas;

d) Tobacco;

e) Alcohol;

f) Adult entertainment;

g) Gambling; or

h) Any tie to weapons, including civilian firearms, cluster munitions, controversial weapons, nuclear weapons and landmines.

The Adviser and/or Sub-Adviser may, in its discretion, elect to apply additional ESG, controversy, norms-based and/or carbon-related investment restrictions over time, which may result in the exclusion of companies that would not otherwise be excluded under the methodology set forth above, that it believes are consistent with the Fund's investment objective.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The section of the Prospectus entitled "Details of the Fund—Approach" will be deleted in its entirety and replaced with the following:

The Adviser and/or Sub-Adviser seek to maximize returns by investing primarily in equity securities in emerging markets excluding China and Hong Kong. The Adviser's and/or Sub-Adviser's investment approach combines top-down country allocation with bottom-up stock selection.

The section of the Prospectus entitled "Details of the Fund—Process" will be deleted in its entirety and replaced with the following:

The Adviser's and/or Sub-Adviser's global strategists analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Adviser invest in countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seeks to identify companies with strong earnings growth prospects. To seek to manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research.

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of issuers located in emerging market countries excluding China and Hong Kong. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets, core business operations and/or employees in emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be located in more than one country. Emerging market or developing countries are countries that major international financial institutions or the MSCI Emerging Markets Index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, United Kingdom, Canada, Japan, Australia and New Zealand and most countries located in Western Europe.

The Adviser and/or Sub-Adviser consider sustainability and/or integrate ESG criteria into their investment decision-making process. The Adviser and/or Sub-Adviser define sustainability as economic activities that contribute positively to an environmental or social objective. Such economic activities may include themes such as, but are not limited to, climate change, energy transition, sustainable development, sustainable production, circular economy, waste and water management, decent work and innovation and access, affordability and economic growth. The Adviser and/or Sub-Adviser believe that monitoring ESG criteria helps build a more complete picture of the quality of company management and the opportunities and risks facing companies. The Adviser and/or Sub-Adviser seek to engage directly with company management to gain insights on how each company addresses material ESG issues and how these may affect long-term financial performance.

The Fund seeks to achieve a lower carbon footprint than the MSCI Emerging Markets ex-China Index in aggregate at the portfolio level, although the Fund may invest in companies that have fossil fuel exposure. The Adviser and/or Sub-Adviser generally measure the carbon footprint of each portfolio company by calculating the company's weighted average carbon intensity, which is the sum of the company's carbon intensity multiplied by the company's weight within the portfolio. The Adviser and/or Sub-Adviser define carbon intensity for this purpose as tons of carbon dioxide produced by the company per $1 million of the company's sales.

Investments shall not include any company whose core business activity (as defined by more than 10% of company revenue based on MSCI ESG Business Involvement Screening Research unless otherwise noted), according to the Adviser's and/or Sub-Adviser's methodology, involve the following:

a) Thermal coal mining;

b) Oil sands;

c) Arctic oil & gas;

d) Tobacco;

e) Alcohol;

f) Adult entertainment;

g) Gambling; or

h) Any tie to weapons, including civilian firearms, cluster munitions, controversial weapons, nuclear weapons and landmines.

The Adviser and/or Sub-Adviser may, in its discretion, elect to apply additional ESG, controversy, norms-based and/or carbon-related investment restrictions over time, which may result in the exclusion of companies that would not otherwise be excluded under the methodology set forth above, that it believes are consistent with the Fund's investment objective.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The sections of the Summary Prospectus entitled "Principal Risks—China Risk" and the Prospectus entitled "Fund Summary—Principal Risks—China Risk" will be deleted in their entirety.

The sections of the Summary Prospectus entitled "Principal Risks—Sustainability and ESG Investment Risk" and the Prospectus entitled "Fund Summary—Principal Risks—Sustainability and ESG Investment Risk" will be deleted in their entirety and replaced with the following:

ESG Investment Risk. The Fund's adherence to its ESG criteria and application of related analyses and use of exclusionary and/or inclusionary criteria when selecting investments may impact the Fund's performance, including relative to similar funds that do not adhere to such processes or use such exclusionary criteria, and generally will affect the Fund's exposure to certain companies, industries, sectors, regions, and countries. For example, the Fund, based on the Fund's use of exclusionary criteria described above, will not invest in companies in industries including thermal coal mining, oil sands, Arctic oil and gas, tobacco, alcohol, adult entertainment, gambling, and weapons. The Fund's adherence to its ESG criteria and application of related analyses as well as its use of exclusionary and/or inclusionary criteria may also result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so, and may limit the investment opportunities available to the Fund. While the Adviser and/or the Sub-Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ from other investors' or investment managers' views. Additionally, the Fund's adherence to its

ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis based on qualitative assessments and may be difficult if data about a particular company is limited or if the data is inaccurate, incomplete, unavailable or based on estimates. A company's ESG practices or the Adviser's assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

The section of the Prospectus entitled "Additional Information About the Fund's Investment Strategies and Related Risks—Sustainability and ESG Investment Risk" will be deleted in its entirety and replaced with the following:

ESG Investment Risk

With respect to the Emerging Markets ex China Portfolio, the Fund's adherence to its ESG criteria and application of related analyses and use of exclusionary and/or inclusionary criteria when selecting investments may impact the Fund's performance, including relative to similar funds that do not adhere to such processes or use such exclusionary criteria, and generally will affect the Fund's exposure to certain companies, industries, sectors, regions, and countries. The Fund's adherence to its ESG criteria and application of related analyses as well as its use of exclusionary criteria may also result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so, and may limit the investment opportunities available to the Fund.

The Adviser and/or Sub-Adviser assess ESG factors using a wide set of data inputs, combined with fundamental analysis. While the Adviser and/or Sub-Adviser look to data inputs that it believes to be reliable, the Adviser and/or Sub-Adviser cannot guarantee the accuracy, completeness or availability of third-party data. Under the Adviser's and/or Sub-Adviser's investment process, data inputs may include information self-reported by companies and third-party providers that may be based on criteria or methodology that differs significantly from the criteria and methodology used by the Adviser and/or Sub-Adviser to evaluate ESG factors. In addition, the criteria used by third-party providers can differ significantly, data can vary across providers and within the same industry for the same provider and third-party data may be inaccurate, incomplete, unavailable, or based on estimates which may adversely impact the Fund's investment process and the Adviser's and/or Sub-Adviser's analysis or application of the Fund's exclusionary and/or inclusionary criteria. The relevance and weightings of specific ESG criteria to or within the Adviser's and/or Sub-Adviser's investment process may vary across asset classes, industries and sectors and no one factor or consideration is determinative. Additionally, the Fund's adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis based on qualitative assessments and may be difficult if data about a particular company is limited. ESG criteria are not necessarily considered with respect to each company or issuer in which the Fund invests and are not the sole determinant of whether or not an investment can be made or a holding can remain in the Fund's portfolio.

A company's ESG practices may change over time and there is a risk that the Adviser and/or Sub-Adviser may incorrectly assess a company's sustainability and/or ESG practices. The Adviser's and/or Sub-Adviser's assessment of such practices and processes relating to sustainable and/or ESG investing may also change. In addition, the performance of investments meeting the Fund's ESG criteria may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice.

"ESG investment risk" means an ESG event or condition that, if it occurs, could cause an actual or a potential material negative impact on the value of the Fund. As described in the Fund's strategies above, such ESG investment risks are integrated into the investment decision making and risk monitoring to the extent that they represent a potential or actual material risk and/or an opportunity to maximize the long-term risk-adjusted returns.

The impacts following the occurrence of such an ESG investment risk may be numerous and vary depending on the specific risk, region and asset class. In general, where an ESG investment risk occurs in respect of an asset, there could be a negative impact on, or an entire loss of, its value. Such a decrease in the value of an asset may occur for a company in which the Fund invests as a result of damage to its reputation resulting in a consequential fall in demand for its products or services, loss of key personnel, exclusion from potential business opportunities, increased costs of doing business and/or increased cost of capital. A company may also suffer the impact of fines and other regulatory sanctions. The time and resources of the company's management team may be diverted from furthering its business into dealing with the ESG investment risk event, including changes to business practices and dealing with investigations and litigation. ESG investment risk events may also give rise to loss of assets and/or physical loss including damage to real estate and infrastructure. The utility and value of assets held by companies to which the Fund is exposed may also be adversely impacted by an ESG risk event.

An ESG risk trend may arise and impact a specific investment or may have a broader impact on an economic sector (e.g., IT or health care), geography (e.g., emerging market), or political region or country.

Socially responsible norms differ by country and region and there are different industry standards relating to the development and application of ESG criteria, which may make it difficult for investors to compare the Fund's principal investment strategies with the investment strategies of other funds that integrate certain ESG criteria. Although the Fund intends to invest in issuers that the Adviser and/or Sub-Adviser believes adhere to the Fund's ESG criteria, investors may assign different values to certain types of ESG criteria and such values may differ substantially from that of the Fund. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

The section of the Prospectus entitled "Additional Information About the Fund's Investment Strategies and Related Risks—China Risk" will be deleted in its entirety.

Please retain this supplement for future reference.

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